UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Berkow
Title:     Chief Financial Officer
Phone:     212.621.8760

Signature, Place, and Date of Signing:

     Kenneth Berkow     New York, New York     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $320,400 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101      253    10000 SH       SOLE                    10000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    10609   410900 SH       SOLE                   410900
CBS CORP NEW                   CL B             124857202    25924  1845100 SH       SOLE                  1845100
DISH NETWORK CORP              CL A             25470M109    20770  1000000 SH       SOLE                  1000000
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    15980   400000 SH       SOLE                   400000
EXPEDIA INC DEL                COM              30212P105    10048   390500 SH       SOLE                   390500
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    15802   997000 SH       SOLE                   997000
GOOGLE INC                     CL A             38259P508      248      400 SH       SOLE                      400
GSI COMMERCE INC               COM              36238G102    12949   510000 SH       SOLE                   510000
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    10449   295600 SH       SOLE                   295600
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112    12614  3979300 SH       SOLE                  3979300
INFORMATION SERVICES GROUP I   COM              45675Y104    13531  4268400 SH       SOLE                  4268400
LAMAR ADVERTISING CO           CL A             512815101    26660   857500 SH       SOLE                   857500
LIBERTY GLOBAL INC             COM SER A        530555101    10157   464000 SH       SOLE                   464000
MONSTER WORLDWIDE INC          COM              611742107    15660   900000 SH       SOLE                   900000
MOVE INC COM                   COM              62458M108    24188 14570972 SH       SOLE                 14570972
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    24167  1300000 SH       SOLE                  1300000
ORBITZ WORLDWIDE INC           COM              68557K109      294    40000 SH       SOLE                    40000
SAPIENT CORP                   COM              803062108    22515  2722500 SH       SOLE                  2722500
SBA COMMUNICATIONS CORP        COM              78388J106     6866   201000 SH       SOLE                   201000
SINA CORP                      ORD              G81477104    18108   400800 SH       SOLE                   400800
VAIL RESORTS INC               COM              91879Q109     7560   200000 SH       SOLE                   200000
VIACOM INC NEW                 CL B             92553P201     3716   125000 SH       SOLE                   125000
VISTAPRINT N V                 SHS              N93540107    11332   200000 SH       SOLE                   200000